Loans and Allowance for Credit Losses, Significant Activity (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases		$ 1,316	$ 5,154
Sales		(4,255)	(2,327)
Transfers to MLHFS/LHFS		(12,492)	(2,012)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases		1,310	2,028
Sales		(4,141)	(1,797)
Transfers to MLHFS/LHFS		(1,294)	(123)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases		6	3,126
Sales		(114)	(530)
Transfers to MLHFS/LHFS		(11,198)	$ (1,889)
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Proceeds from sale of mortgage loans held-for-sale		1,200
Gain (loss) on sale of mortgage loans		$ 751
Student loan [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Transfers to MLHFS/LHFS	$ (9,800)